Long-Term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt

NOTE 12 – LONG-TERM DEBT

Capitalization

A summary of long-term debt at December 31 follows (in thousands):

	2014	2013
Term Loan Facility, net of unamortized original issue discount of $6.4 million at December 31, 2014	$988,645	$	−
Prior Term Loan Facility, net of unamortized original issue discount of $6.4 million at December 31, 2013	−		777,197
8.00% Notes due 2020	750,000		−
8.75% Notes due 2023	600,000		−
6.375% Notes due 2022	500,000		−
8.25% Notes due 2019	−		550,000
Mandatory Redeemable Preferred Stock (See Note 13)	34,773		−
ABL Facility	−		−
Prior ABL Facility	−		256,100
Other	3,720		4,316
Total debt, average life of 7 years (weighted average rate 6.7% for 2014 and 5.4% for 2013)	2,877,138		1,587,613
Amounts due within one year	(24,607)		(8,222)
Long-term debt	$2,852,531		$1,579,391

The following table summarizes scheduled maturities of long-term debt for the years 2015 through 2019 (in thousands):

	Term Loan Facility		8.00% Notes due 2020	8.75% Notes due 2023		6.375% Notes due 2022		Mandatory Redeemable Preferred Stock		ABL Facility	Other	Total
2015	$10,000	$	−	$	−	$	−	$10,887	$	−	$3,720	$24,607
2016	10,000		−		−		−	11,514		−	−	21,514
2017	10,000		−		−		−	12,372		−	−	22,372
2018	10,000		−		−		−	−		−	−	10,000
2019	10,000				−		−	−		−	−	10,000

The estimated fair value of the Company’s long-term debt approximated $2.9 billion and $1.6 billion at December 31, 2014 and December 31, 2013, respectively. See Note 18.

April 2014 Debt Refinancing

On April 9, 2014, the Company completed the refinancing of substantially all of its existing debt with $2.25 billion of secured and unsecured debt, as detailed below.

ABL Amendment Agreement

On April 9, 2014, the Company entered into a second amendment and restatement agreement (the “ABL Amendment Agreement”) among the Company, the other credit parties party thereto, JPMorgan Chase Bank, N.A., as administrative agent and collateral agent, and the lenders party thereto. The ABL Amendment Agreement amends and restates the ABL Credit Agreement dated as of June 1, 2011, as amended by that certain Amendment No. 1 to the ABL Credit Agreement dated as of October 4, 2012 and as further amended and restated by that certain Amendment and Restatement Agreement dated as of August 21, 2013 (the “Prior ABL Facility”). As used herein, the “Amended ABL Facility” refers to the amended and restated Prior ABL Facility following the ABL Amendment Agreement.

The ABL Amendment Agreement, among other items, (1) extends the maturity date of the Prior ABL Facility from June 1, 2018 to April 9, 2019, (2) provides for the replacement of all revolving commitments outstanding under the Prior ABL Facility with new revolving commitments in the same principal amount, (3) increases the amounts available for incremental commitments and (4) amends certain provisions related to the incurrence of debt and liens and the making of acquisitions, investments and restricted payments.

NOTE 12 – LONG-TERM DEBT (Continued)

ABL Amendment Agreement (Continued)

The ABL Amendment Agreement also reduces the applicable interest rate margins for LIBOR borrowings under the Prior ABL Facility from a range of 2.50% to 3.00% (depending on average daily excess availability) to a range of 2.00% to 2.50%. The applicable interest rate margins for base rate borrowings are also reduced from a range of 1.50% to 2.00% (depending on average daily excess availability) to a range from 1.00% to 1.50%.

Unamortized deferred financing costs related to the Prior ABL Facility totaling $0.6 million ($0.4 million net of income taxes) were written-off and recorded as interest expense during the year ended December 31, 2014.

Term Loan Amendment Agreement

On April 9, 2014, the Company also entered into a third amendment and restatement agreement (the “Term Loan Amendment Agreement”) among the Company, the other credit parties party thereto, JPMorgan Chase Bank, N.A., as administrative agent and collateral agent, and the lenders party thereto. The Term Loan Amendment Agreement amends and restates the Term Loan Credit Agreement dated as of June 1, 2011, as amended by that certain Incremental Amendment No. 1 to the Term Loan Credit Agreement dated as of October 4, 2012, as amended and restated by that certain Amendment and Restatement Agreement dated as of May 30, 2013 and as further amended and restated by that certain Second Amendment and Restatement Agreement dated as of August 21, 2013 (the “Prior Term Loan Facility”). As used herein, the “Amended Term Loan Facility” refers to the amended and restated Prior Term Loan Facility following the Term Loan Amendment Agreement.

The Term Loan Amendment Agreement, among other items, (1) extends the maturity date of the Prior Term Loan Facility from June 1, 2018 to April 9, 2021, (2) provides for the replacement of all term loans outstanding under the Prior Term Loan Facility with new term loans in a principal amount of $1 billion, (3) reduces the interest rate margins applicable to the term loans, (4) increases the available capacity for incremental term loans and (5) amends certain provisions related to the incurrence of debt and liens and the making of acquisitions, investments and restricted payments.

The Term Loan Amendment Agreement also reduces the applicable margin for LIBOR borrowings under the Prior Term Loan Facility from 3.25% to 3.00% and, with respect to base rate borrowings, from 2.25% to 2.00%.

Unamortized deferred financing costs and original issue discount related to the Prior Term Loan Facility totaling $5.0 million ($3.1 million net of income taxes) were written-off and recorded as interest expense during the year ended December 31, 2014.

Aside from the foregoing changes, the terms and conditions of the Amended ABL Facility and the Amended Term Loan Facility were each substantially similar to their respective terms and conditions before the effectiveness of the ABL Amendment Agreement and Term Loan Amendment Agreement, as applicable.

Indenture and 6.375% Senior Notes due 2022

On April 9, 2014, the Company completed a private placement of $500 million aggregate principal amount of 6.375% senior notes due 2022 (the “Notes due 2022”). The Notes due 2022 were issued pursuant to the indenture dated as of April 9, 2014 among the Company, the guarantors party thereto (the “2022 Guarantors”) and Wells Fargo Bank, National Association, as trustee.

The Notes due 2022 bear interest at an annual rate of 6.375% and are senior unsecured obligations of the Company and of the 2022 Guarantors. The indenture governing the Notes due 2022 contains certain restrictive covenants that, among other things, limits the Company’s and its restricted subsidiaries’ ability to incur, assume or guarantee additional indebtedness; pay dividends, make distributions or redeem or repurchase capital stock; effect dividends, loans or asset transfers from its subsidiaries; sell or otherwise dispose of assets; and enter into transactions with affiliates. These covenants are subject to a number of limitations and exceptions. The indenture governing the Notes due 2022 also contains customary events of default. The Notes due 2022 are fully and unconditionally guaranteed, subject to customary release provisions, by substantially all of the Company’s domestic 100% owned subsidiaries.

Under the terms of the Notes due 2022, the Company may pay dividends pursuant to specified exceptions or, if its consolidated coverage ratio (as defined) is at least 2.0 to 1.0, it may pay dividends in an amount equal to 50% of its consolidated net income (as defined) and 100% of the net cash proceeds from the issuance of capital stock. The making of certain other restricted payments or investments by the Company or its restricted subsidiaries would reduce the amount available for the payment of dividends pursuant to the foregoing exception.

NOTE 12 – LONG-TERM DEBT (Continued)

Registration Rights Agreement – Notes due 2022

In connection with the Notes due 2022, on April 9, 2014, the Company and the 2022 Guarantors entered into a registration rights agreement with J.P. Morgan Securities LLC, on behalf of the initial purchasers of the Notes due 2022.

Pursuant to the registration rights agreement, the Company and the 2022 Guarantors agreed (among other obligations) to use commercially reasonable efforts to file with the Securities and Exchange Commission (the “SEC”) a registration statement relating to an offer to exchange the Notes due 2022 for registered notes with substantially identical terms and consummate such offer within 365 days after the issuance of the Notes due 2022. On January 29, 2015, the Company completed the registered exchange offer for all of its outstanding Notes due 2022 for an equal principal amount of new Notes due 2022, which have been registered under the Securities Act. The exchange offer commenced on December 29, 2014 and was completed on January 28, 2015. All of the aggregate principal amount of the initial unregistered notes were validly tendered for exchange for the registered Notes due 2022.

Redemption of Notes due 2019

On April 9, 2014, an irrevocable notice of redemption of the Company’s $550 million, 8.25% senior notes due 2019 (the “Notes due 2019”) was delivered to the holders thereof, calling for redemption of the entire outstanding $550 million aggregate principal amount of the Notes due 2019 on May 9, 2014 (the “Redemption Date”) pursuant to the terms of the indenture dated as of June 1, 2011, as supplemented and amended from time to time, among the Company, the guarantors party thereto and Wells Fargo Bank, National Association, as trustee. The redemption price for the Notes due 2019 that were redeemed was equal to 100% of the principal amount of the Notes due 2019 plus accrued and unpaid interest on the Notes due 2019 but excluding the Redemption Date plus the applicable premium as defined in the indenture governing the Notes due 2019.

On April 9, 2014, the Company deposited funds with the trustee for the Notes due 2019, and provided the trustee with irrevocable instructions to apply the deposit to redeem the Notes due 2019 on the Redemption Date. Pursuant to these actions, the indenture governing the Notes due 2019 was satisfied and discharged in accordance with its terms. As a result, the Company and the guarantors party thereto were released from their obligations with respect to the Notes due 2019, except with respect to those provisions of the indenture governing the Notes due 2019 that by their terms survive the satisfaction and discharge.

The write-off of unamortized deferred financing costs totaling $10.7 million ($6.6 million net of income taxes), the applicable premium totaling $36.4 million ($22.5 million net of income taxes) and interest expense for the period from April 9 to May 9 totaling $3.9 million ($2.4 million net of income taxes), all related to the Notes due 2019, were recorded as interest expense during the year ended December 31, 2014.

Gentiva Merger – Financing Transactions

The following transactions (collectively, the “Financing Transactions”) occurred in connection with the Gentiva Merger:

—	the Company issued $1.35 billion aggregate principal amount of senior notes;
—

the Company issued approximately 15 million shares of its Common Stock through two Common Stock offerings (see Note 15) and issued approximately 10 million shares of its Common Stock through the Stock Consideration (see Note 2);

—	the Company issued 172,500 tangible equity units (the “Units”) (see Note 13); and
—	the Company amended the credit facilities.

Notes Offering

On December 18, 2014, Kindred Escrow Corp. II (the “Escrow Issuer”), one of the Company’s subsidiaries, completed a private placement of $750 million aggregate principal amount of 8.00% Senior Notes due 2020 (the “Notes due 2020”) and $600 million aggregate principal amount of 8.75% Senior Notes due 2023 (the “Notes due 2023”) (the Notes due 2020 and the Notes due 2023 are collectively referred to as the “Notes”). The Notes due 2020 were issued pursuant to the indenture, dated as of December 18, 2014 (the “2020 Indenture”), between the Escrow Issuer and Wells Fargo Bank, National Association, as trustee. The Notes due 2023 were issued pursuant to the indenture, dated as of December 18, 2014 (the “2023 Indenture” and, together with the 2020 Indenture, the “Indentures”), between the Escrow Issuer and Wells Fargo Bank, National Association.

NOTE 12 – LONG-TERM DEBT (Continued)

Notes Offering (Continued)

Prior to the consummation of the Gentiva Merger, the Notes were senior secured obligations of the Escrow Issuer. Upon consummation of the Gentiva Merger, the Escrow Issuer was merged with and into the Company, as a result of which the Notes were assumed by the Company and fully and unconditionally guaranteed on a senior unsecured basis by substantially all of the Company’s domestic 100% owned subsidiaries, including substantially all of the Company’s and Gentiva’s domestic 100% owned subsidiaries (the “Guarantors”), ranking pari passu with all of our respective existing and future senior unsubordinated indebtedness.

The Indentures contain certain restrictive covenants that limit the Company and its restricted subsidiaries’ ability to, among other things, incur, assume or guarantee additional indebtedness; pay dividends, make distributions or redeem or repurchase capital stock; effect dividends, loans or asset transfers from its subsidiaries; sell or otherwise dispose of assets; and enter into transactions with affiliates. These covenants are subject to a number of limitations and exceptions. The Indentures also contain customary events of default.

Under the terms of the Indentures, the Company may pay dividends pursuant to specified exceptions or, if its consolidated coverage ratio (as defined therein) is at least 2.0 to 1.0, it may also pay dividends in an amount equal to 50% of its consolidated net income (as defined therein) and 100% of the net cash proceeds from the issuance of capital stock, in each case since January 1, 2014. The making of certain other restricted payments or investments by the Company or its restricted subsidiaries would reduce the amount available for the payment of dividends pursuant to the foregoing exception.

Registration Rights Agreements – Notes due 2020 and Notes due 2023

On December 18, 2014, the Escrow Issuer entered into a registration rights agreement related to the Notes due 2020 and a registration rights agreement related to the Notes due 2023 (together, the “Registration Rights Agreements”), each with Citigroup Global Markets Inc., as representative of the initial purchasers of the Notes. After the consummation of the Gentiva Merger, the Company and each of the Guarantors executed a joinder agreement to become parties to the each of the Registration Rights Agreements.

Pursuant to the Registration Rights Agreements, the Company and the Guarantors will (among other obligations), use commercially reasonable efforts to file with the SEC a registration statement relating to an offer to exchange each of the Notes due 2020 and the Notes due 2023 for registered notes with substantially identical terms and consummate such offer within 365 days after the issuance of the Notes. A “Registration Default” will occur if, among other things, the Company and the Guarantors fail to comply with this requirement. If a Registration Default occurs with respect to the Notes due 2020 or the Notes due 2023, the annual interest rate of the Notes due 2020 or the Notes due 2023, as applicable, will be increased by 0.25% per annum and will increase by 0.25% per annum at the end of each subsequent 90-day period, but in no event will such increase exceed 1.00% per annum.

Escrow Agreements

On December 18, 2014, the Company and the Escrow Issuer entered into an escrow agreement related to the Notes due 2020 and an escrow agreement related to the Notes due 2023 (together, the “Escrow Agreements”), each with Wells Fargo Bank, National Association, as trustee under the Indentures, and as escrow agent. Pursuant to the Escrow Agreements, the Escrow Issuer deposited the gross proceeds of $1.35 billion from the sale of the Notes into the separate escrow accounts (the “Escrow Accounts”) and the Company deposited an additional amount sufficient (together with the gross proceeds deposited by the Escrow Issuer) to fund the redemption of the Notes and to pay all regularly scheduled interest on the Notes to, but not including, the special mandatory redemption date into the respective Escrow Accounts. The amount of interest deposited on December 18, 2014 totaled $23.4 million and is recorded in current assets on the balance sheet at December 31, 2014. The release of the escrowed funds was conditioned on the consummation of the Gentiva Merger, the merger of the Escrow Issuer with and into the Company, as a result of which the Company assumed the Escrow Issuer’s obligations under the Notes, and other conditions set forth in the Escrow Agreements.

NOTE 12 – LONG-TERM DEBT (Continued)

Credit Facilities Amendments

The Company amended and restated its Amended ABL Facility on October 31, 2014 (as amended, the “ABL Facility”) to, among other items, modify certain provisions to permit the issuance of notes into an escrow account and, effective upon completion of the Gentiva Merger, modified certain provisions related to the incurrence of debt and the making of acquisitions, investments and restricted payments. In addition, the Company increased the revolving commitments under the ABL Facility by $150 million pursuant to an incremental joinder agreement that became effective upon completion of the Gentiva Merger.

The Company amended and restated its Amended Term Loan Facility on November 25, 2014 (as amended, the “Term Loan Facility,” and, together with the ABL Facility, the “Credit Facilities”) to, among other items, modify certain provisions to permit the issuance of notes into an escrow account, increase the applicable interest rate margins on the term loans, temporarily increase the maximum total leverage ratio permitted under the financial maintenance covenants and modify certain provisions related to the incurrence of debt and the making of acquisitions, investments and restricted payments.

All obligations under the ABL Facility and the Term Loan Facility are fully and unconditionally guaranteed, subject to certain customary release provisions, by substantially all of the Company’s existing and future direct and indirect domestic 100% owned subsidiaries, as well as certain non-100% owned domestic subsidiaries as the Company may determine from time to time in its sole discretion. The Notes due 2022, the Notes due 2020 and the Notes due 2023 are fully and unconditionally guaranteed, subject to certain customary release provisions, by substantially all of the Company’s domestic 100% owned subsidiaries.

Amendment to Notes due 2022

On January 30, 2015, following the receipt of sufficient consents to approve the proposed amendments (the “Amendments”), the Company, the 2022 Guarantors and Wells Fargo Bank, National Association, as trustee, entered into the first supplemental indenture (the “2022 Notes Supplemental Indenture”) to the indenture governing the Notes due 2022. The 2022 Notes Supplemental Indenture conforms certain covenants, definitions and other terms in the indenture governing the Notes due 2022 to the covenants, definitions and terms contained in the Indentures governing the Notes. The Amendments became operative following the consummation of the Gentiva Merger.

Additional Financing Transactions

In June 2011, in connection with the Company’s acquisition of RehabCare, the Company entered into the Prior ABL Facility, a $650 million senior secured asset-based revolving credit facility and the Prior Term Loan Facility, a $700 million senior secured term loan facility (collectively, the “Prior Credit Facilities”), and completed the private placement of the Notes due 2019. The Company used proceeds from the Prior Credit Facilities and the Notes due 2019 to pay the RehabCare merger consideration, repay all amounts outstanding under the Company’s and RehabCare’s previous credit facilities and to pay transaction costs.

NOTE 12 – LONG-TERM DEBT (Continued)

Additional Financing Transactions (Continued)

The Prior Credit Facilities also included an option to increase the credit capacity in an aggregate amount between the two facilities by $200 million. In October 2012, the Company exercised this option to increase the credit capacity by completing modifications to increase by $100 million its Prior Term Loan Facility and expand by $100 million the borrowing capacity of its Prior ABL Facility. In May 2013, the Company completed an amendment and restatement of its Prior Term Loan Facility to reduce its annual interest costs. In August 2013, the Company completed amendments and restatements to the Prior Credit Facilities to modify certain covenants to improve its financial flexibility.

The Company recorded fees associated with amendments of $0.5 million during 2013, which are included in general and administrative expenses in the accompanying consolidated statement of operations and charges associated with the amendments of $1.5 million during 2013, which are included in interest expense in the accompanying consolidated statement of operations.

Interest rate swaps

In December 2011, the Company entered into two interest rate swap agreements to hedge its floating interest rate on an aggregate of $225 million of debt outstanding under its Prior Term Loan Facility. The interest rate swaps have an effective date of January 9, 2012, and will expire on January 11, 2016 and continue to apply to the Term Loan Facility. The Company is required to make payments based upon a fixed interest rate of 1.8925% calculated on the notional amount of $225 million. In exchange, the Company will receive interest on $225 million at a variable interest rate that is based upon the three-month LIBOR, subject to a minimum rate of 1.5%. The Company determined the interest rate swaps qualify for cash flow hedge accounting treatment at December 31, 2014. However, an amendment to the Prior Term Loan Facility completed in May 2013 reduced the LIBOR floor from 1.5% to 1.0%, therefore some partial ineffectiveness will result through the expiration of the interest rate swap agreement.

In March 2014, the Company entered into an additional interest rate swap agreement to hedge its floating interest rate on an aggregate of $400 million of debt outstanding under the Amended Term Loan Facility. On April 8, 2014, the Company completed a novation of a portion of its $400 million swap agreement to two new counterparties, each in the amount of $125 million. The original swap contract was not amended, terminated or otherwise modified. The interest rate swap had an effective date of April 9, 2014 and will expire on April 9, 2018 and continues to apply to the Term Loan Facility. The Company is required to make payments based upon a fixed interest rate of 1.867% calculated on the notional amount of $400 million. In exchange, the Company will receive interest on $400 million at a variable interest rate that is based upon the three-month LIBOR, subject to a minimum rate of 1.0%. The Company determined these interest rate swaps qualify for cash flow hedge accounting treatment at December 31, 2014.

The Company records the effective portion of the gain or loss on these derivative financial instruments in accumulated other comprehensive income (loss) as a component of stockholders equity and records the ineffective portion of the gain or loss on these derivative financial instruments as interest expense. For the years ended December 31, 2014 and December 31, 2013, a loss of $0.2 million and a gain of $0.4 million, respectively, were recorded in interest expense for the portion of ineffectiveness recognized related to the interest rate swaps.

The aggregate fair value of the interest rate swaps recorded in other accrued liabilities was $3.7 million and $1.4 million at December 31, 2014 and December 31, 2013, respectively.